Plant and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 2,965,889	$ 381,058	$ 2,811,095	$ 3,095,572